GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2018
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 5 — GENERAL AND ADMINISTRATIVE EXPENSES

	2018	2017
Six months ended 30 June	US$’000	US$’000
Employee benefits expense, including salaries and wages, net of capitalised overhead	(3,785)	(2,031)
Share-based payments expense (1)	(186)	(1,060)
Transaction related expense (2)	(12,377)	(432)
Other administrative expense	(3,704)	(5,492)
Total general and administrative expenses	(20,052)	(9,015)
(1)	Share based payment expense includes expense associated with restricted share units and deferred cash awards. See Note 17.
(2)	The 2018 amount relates to costs incurred in conjunction with its Eagle Ford acquisition. See Note 2.